Related party balances and transactions (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended
	Apr. 02, 2025	Apr. 20, 2023	Aug. 01, 2021	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Related Party Transaction [Line Items]
Credit limit amounted				A store owned by Ke Chen was pledged to one of the Company’s major suppliers for a roll-over credit limit amounted to RMB1,000,000 (approximately $144,970) with a period of five years, expiring on February 25, 2031, that can be used during the Company’s purchase transaction.
Operating lease	$ 112,745		$ 40,486
Operating lease		$ 3,589		$ 77,492	$ 19,583
Jinshan Yao And Ke Chen [Member]
Related Party Transaction [Line Items]
Bank loans amounted				405,915		$ 561,877
Ke Chen Jinshan Yao [Member]
Related Party Transaction [Line Items]
Bank loans amounted				1,393,089		1,337,066
Chengdu Small Enterprise Financing Guarantee Ltd [Member]
Related Party Transaction [Line Items]
Bank loans amounted				138,066
Ke Chen [Member]
Related Party Transaction [Line Items]
loans borrowed				$ 62,130		$ 100,335